Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 196,611	$ 611,551
Short-term bank deposits	260,063	9,168
Marketable securities	21,726	28,116
Trade receivables, net	60,473	49,797
Inventories	89,580	63,017
Other accounts receivable and prepaid expenses	13,465	13,694
Total current assets	641,918	775,343
LONG-TERM ASSETS:
Marketable securities	226,173	149,269
Deposits and other long-term assets	2,531	856
Severance pay fund	323	357
Deferred taxes	14,153	9,339
Property, plant and equipment, net	53,189	45,046
Operating lease right-of-use assets	28,658	25,155
Intangible assets, net	11,271	10,063
Goodwill	29,164	25,447
Total long-term assets	365,462	265,532
Total assets	1,007,380	1,040,875
CURRENT LIABILITIES:
Trade payables	30,788	46,448
Employees and payroll accruals	15,364	22,482
Deferred revenues and advances from customers	3,013	5,401
Operating lease liabilities	5,071	5,058
Other payables and accrued expenses	21,046	17,287
Total current liabilities	75,282	96,676
LONG-TERM LIABILITIES:
Accrued severance pay	1,217	1,543
Operating lease liabilities	22,533	21,900
Other long-term liabilities	1,932	1,203
Total long-term liabilities	25,682	24,646
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0.01 par value – Authorized: 200,000,000 shares as of June 30, 2022 (unaudited) and December 31, 2021; Issued and Outstanding: 49,795,690 shares and 49,619,782 shares as of June 30, 2022 (unaudited) and December 31, 2021, respectively	134	133
Additional paid in capital	899,006	875,367
Accumulated other comprehensive income (loss)	(11,533)	571
Retained earnings	18,809	43,482
Total shareholders’ equity	906,416	919,553
Total liabilities and shareholders’ equity	$ 1,007,380	$ 1,040,875